Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Detailed Information about Capital Computation	The Company's capital, as defined above, is summarized in the following table:

	December 31, 2021	December 31, 2020
Equity	$2,585,345	$1,448,523
Loans and borrowings	540,682	545,241
	3,126,027	1,993,764
Less: cash and cash equivalents	(305,498)	(344,926)
	$2,820,529	$1,648,838